Acquisition of Nautilus Offshore Services Inc. - Amortization Schedule (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Above-market acquired time charters		$ 1,500
Amortization and write-offs as of June 30, 2017	$ 1,500